IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Risk Measurement	CIBC employs a
20-point
master internal obligor default rating scale that broadly maps to external agencies ratings as presented in the table below.

Grade	CIBC rating	S&P equivalent	Moody’s equivalent
Investment grade	00–47	AAA to BBB-	Aaa to Baa3
Non-investment grade	51–67	BB+ to B-	Ba1 to B3
Watch list	70–80	CCC+ to C	Caa1 to Ca
Default	90	D	C

Summary of PD Bands to Various Risk Levels	The following table maps the PD bands to various risk levels:

Risk level	PD bands
Exceptionally low	0.01%–0.20%
Very low	0.21%–0.50%
Low	0.51%–2.00%
Medium	2.01%–10.00%
High	10.01%–99.99%
Default	100%

Summary of Exposure to Credit Risk

$ millions, as at October 31			2019			2018
	AIRB approach (1)	Standardized approach	Total	AIRB approach (1)	Standardized approach (2)	Total
Business and government portfolios
Corporate
Drawn	$96,444	$32,292	$128,736	$85,899	$27,018	$112,917
Undrawn commitments	44,732	6,244	50,976	43,180	4,885	48,065
Repo-style transactions	122,776	1	122,777	91,970	2	91,972
Other off-balance sheet	14,540	981	15,521	14,496	827	15,323
OTC derivatives	14,125	596	14,721	9,440	294	9,734
	292,617	40,114	332,731	244,985	33,026	278,011
Sovereign
Drawn	73,036	13,301	86,337	51,703	12,047	63,750
Undrawn commitments	6,421	–	6,421	6,576	–	6,576
Repo-style transactions	21,404	–	21,404	16,929	–	16,929
Other off-balance sheet	1,624	–	1,624	753	–	753
OTC derivatives	3,094	2	3,096	3,454	–	3,454
	105,579	13,303	118,882	79,415	12,047	91,462
Banks
Drawn	12,689	1,862	14,551	13,697	1,868	15,565
Undrawn commitments	1,771	6	1,777	1,041	5	1,046
Repo-style transactions	25,472	–	25,472	28,860	–	28,860
Other off-balance sheet	61,532	–	61,532	65,253	–	65,253
OTC derivatives	9,355	18	9,373	8,727	27	8,754
	110,819	1,886	112,705	117,578	1,900	119,478
Gross business and government portfolios	509,015	55,303	564,318	441,978	46,973	488,951
Less: collateral held for repo-style transactions	157,415	–	157,415	125,368	–	125,368
Net business and government portfolios	351,600	55,303	406,903	316,610	46,973	363,583
Retail portfolios
Real estate secured personal lending
Drawn	222,933	4,177	227,110	224,501	3,743	228,244
Undrawn commitments	20,777	1	20,778	19,572	2	19,574
	243,710	4,178	247,888	244,073	3,745	247,818
Qualifying revolving retail
Drawn	19,784	–	19,784	22,469	–	22,469
Undrawn commitments	49,709	–	49,709	51,836	–	51,836
Other off-balance sheet	275	–	275	277	–	277
	69,768	–	69,768	74,582	–	74,582
Other retail
Drawn	13,478	1,268	14,746	12,158	1,239	13,397
Undrawn commitments	2,584	26	2,610	2,546	26	2,572
Other off-balance sheet	36	–	36	9	–	9
	16,098	1,294	17,392	14,713	1,265	15,978
Total retail portfolios	329,576	5,472	335,048	333,368	5,010	338,378
Securitization exposures	10,688	3,511	14,199	13,661	–	13,661
Gross credit exposure	849,279	64,286	913,565	789,007	51,983	840,990
Less: collateral held for repo-style transactions	157,415	–	157,415	125,368	–	125,368
Net credit exposure (3)	$691,864	$64,286	$756,150	$663,639	$51,983	$715,622

(1)	Includes exposures subject to the supervisory slotting approach.
(2)	Certain information has been reclassified.
(3)
Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial
institutions that are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.

Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category	A detailed breakdown of our standardized credit risk exposures by risk-weight category, before considering the effect of credit risk mitigation strategies and before allowance for credit losses, is provided below.

$ millions, as at October 31	Risk-weight category							2019	2018

	0%	20%	35%	50%	75%	100%	150%	Total	Total
Corporate	$–	$–	$–	$1	$–	$39,966	$147	$40,114	$32,767
Sovereign	7,953	3,911	–	111	–	838	490	13,303	12,047
Banks	–	1,747	–	66	–	68	5	1,886	2,159
Real estate secured personal lending	–	–	1,238	–	2,770	162	8	4,178	3,745
Other retail	–	–	–	–	1,226	61	7	1,294	1,265
	$7,953	$5,658	$1,238	$178	$3,996	$41,095	$657	$60,775	$51,983
(1)	See “Securitization exposures” section for securitization exposures that are subject to the standardized approach.

Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables
Rating profile of OTC derivative
mark-to-market
(MTM) receiv
a
bles

$ billions, as at October 31		2019		2018
	Exposure (1)
Investment grade	$5.40	82.4%	$6.78	87.3%
Non-investment grade	1.12	17.1	0.97	12.5
Watch list	0.02	0.3	0.01	0.1
Default	0.01	0.2	0.01	0.1
	$6.55	100.0%	$7.77	100.0%
(1)	MTM of the OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach
The following table provides a geographic distribution of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions.

$ millions, as at October 31, 2019	Canada	U.S.	Europe	Other	Total
Drawn	$123,265	$41,676	$6,470	$10,758	$182,169
Undrawn commitments	39,452	9,327	2,489	1,656	52,924
Repo-style transactions	6,152	3,477	743	1,865	12,237
Other off-balance sheet	56,158	12,608	8,232	698	77,696
OTC derivatives	12,207	6,812	5,216	2,339	26,574
	$237,234	$73,900	$23,150	$17,316	$351,600
October 31, 2018	$213,842	$67,911	$21,255	$13,602	$316,610
(1)	Classification by country is primarily based on domicile of debtor or customer.

Summary of Industry-wide Breakdown of Business and Government Exposure
The following table provides an industry-wide breakdown of our business and government exposures under the AIRB approach, net of collateral held for repo-style transactions
.

$ millions, as at October 31	Drawn	Undrawn commitments	Repo-style transactions	Other off- balance sheet	OTC derivatives	2019 Total	2018 Total
Commercial mortgages	$352	$–	$–	$–	$–	$352	$625
Financial institutions	38,209	6,834	11,471	69,145	14,739	140,398	142,431
Retail and wholesale	5,812	2,853	–	239	238	9,142	8,360
Business services	7,870	2,700	13	623	176	11,382	10,658
Manufacturing – capital goods	3,004	2,152	–	456	286	5,898	5,407
Manufacturing – consumer goods	4,038	1,685	–	197	104	6,024	5,238
Real estate and construction	35,187	7,856	117	1,111	650	44,921	41,028
Agriculture	6,828	1,550	–	22	175	8,575	7,319
Oil and gas	9,048	8,606	–	913	3,246	21,813	20,258
Mining	1,790	2,692	–	619	225	5,326	5,668
Forest products	627	479	–	175	43	1,324	1,145
Hardware and software	1,061	559	–	41	90	1,751	1,353
Telecommunications and cable	425	1,080	–	407	322	2,234	2,667
Broadcasting, publishing and printing	630	138	–	1	32	801	721
Transportation	4,710	2,425	–	401	1,341	8,877	7,083
Utilities	5,957	5,924	20	2,144	1,702	15,747	12,095
Education, health, and social services	2,907	1,122	6	151	387	4,573	3,883
Governments	53,714	4,269	610	1,051	2,818	62,462	40,671
	$182,169	$52,924	$12,237	$77,696	$26,574	$351,600	$316,610

Summary of Credit Quality of Risk-rated Portfolios Exposure

$ millions, as at October 31				2019	2018
	EAD
Obligor grade	Corporate	Sovereign	Banks	Total	Total
Investment grade	$104,405	$84,721	$87,691	$276,817	$249,031
Non-investment grade	70,730	837	1,046	72,613	65,973
Watch list	1,239	–	–	1,239	724
Default	579	–	–	579	257
Total risk-rated exposure	$176,953	$85,558	$88,737	$351,248	$315,985

LGD estimate	Corporate	Sovereign	Banks	Total	Total
Less than 10%	$9,977	$75,078	$57,611	$142,666	$128,989
10% – 25%	53,740	6,825	8,225	68,790	63,363
26% – 45%	84,497	3,582	22,517	110,596	97,494
46% – 65%	27,381	9	343	27,733	24,769
66% – 100%	1,358	64	41	1,463	1,370
	$176,953	$85,558	$88,737	$351,248	$315,985
Strong				$246	$499
Good				85	99
Satisfactory				21	25
Weak				–	1
Default				–	1
Total slotted exposure				$352	$625
Total business and government portfolios				$351,600	$316,610

Summary of Credit Quality of Risk-rated Portfolios Exposure
The following table presents the credit quality of our retail portfolios under the AIRB approach.

$ millions, as at October 31				2019	2018
	EAD
Risk level	Real estate secured personal lending	Qualifying revolving retail	Other retail	Total	Total
Exceptionally low	$193,850	$42,369	$3,656	$239,875	$241,305
Very low	25,020	6,036	2,962	34,018	36,106
Low	19,870	14,168	5,610	39,648	38,687
Medium	3,981	6,270	3,008	13,259	14,363
High	603	877	791	2,271	2,509
Default	386	48	71	505	398
	$243,710	$69,768	$16,098	$329,576	$333,368

Summary of Securitization Exposures
The following table provides details on securitization exposures in our banking book, by credit rating
:

$ millions, as at October 31	2019	2018
	EAD
Exposures under the AIRB approach
S&P rating equivalent
AAA to BBB-	$10,688	$11,394
BB+ to BB-	–	–
Below BB-	–	–
Unrated	–	2,261
	10,688	13,655
Exposures under the standardized approach	3,511	–
Total securitization exposures	$14,199	$13,655
(1)
In the first quarter of 2019, we implemented OSFI’s revisions to the CAR Guideline, including the revised securitization framework. As a result, certain exposures that were previously subject to the IRB approach are now subject to the standardized approach. In 2018, EAD was shown net of financial collateral of $6 million.

Summary of Market Risks by Type of Risks

$ millions, as at or for the year ended October 31				2019				2018
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$10.1	$2.8	$8.5	$5.2	$7.6	$2.9	$3.5	$4.5
Credit spread risk	2.0	0.9	1.5	1.3	2.0	0.5	1.6	1.0
Equity risk	10.4	1.7	3.4	3.1	8.4	1.7	3.7	2.8
Foreign exchange risk	4.3	0.6	2.9	2.1	4.6	0.5	1.3	1.6
Commodity risk	5.0	1.1	3.9	2.4	4.7	1.0	1.5	1.8
Debt specific risk	2.4	1.3	1.9	1.7	2.7	0.9	1.3	1.5
Diversification effect (1)	n/m	n/m	(15.3)	(10.1)	n/m	n/m	(7.9)	(7.9)
Total VaR (one-day measure)	$10.8	$3.6	$6.8	$5.7	$10.4	$4.0	$5.0	$5.3
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

$ millions, as at or for the year ended October 31				2019				2018
	High	Low	As at	Average	High	Low	As at	Average
Interest rate risk	$37.0	$8.9	$26.4	$19.4	$33.8	$6.8	$14.2	$17.4
Credit spread risk	18.1	7.9	11.1	12.1	17.9	4.0	17.9	9.6
Equity risk	20.2	1.4	2.2	3.9	7.8	0.8	6.3	3.4
Foreign exchange risk	29.5	0.6	6.5	10.4	15.5	0.5	2.7	5.3
Commodity risk	11.9	1.3	11.9	4.8	7.9	1.3	2.5	2.5
Debt specific risk	7.3	4.1	4.9	5.5	6.7	2.6	6.3	4.6
Diversification effect (1)	n/m	n/m	(42.0)	(40.9)	n/m	n/m	(33.4)	(30.4)
Stressed total VaR (one-day measure)	$47.1	$3.5	$21.0	$15.2	$22.6	$3.7	$16.5	$12.4
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
IRC – trading portfolio

$ millions, as at or for the year ended October 31				2019				2018
	High	Low	As at	Average	High	Low	As at	Average
Default risk	$268.8	$124.0	$132.1	$180.2	$214.2	$71.5	$176.1	$143.2
Migration risk	111.2	45.5	67.7	72.2	155.5	33.3	53.1	57.6
IRC (one-year measure) (1)	$371.4	$186.5	$199.8	$252.4	$291.5	$147.8	$229.2	$200.8

(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
$ millions (pre-tax), as at October 31		2019		2018
	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$192	$24	$170	$32
Increase (decrease) in present value of shareholders’ equity	(511)	(307)	(396)	(230)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(190)	(35)	(246)	(58)
Increase (decrease) in present value of shareholders’ equity	388	206	316	269

(1)	Includes CAD and other currency exposures.

Summary of Amortized Cost and Fair Values of Non-trading Equities
The following table provides the amortized cost and fair values of our non-trading equities:

$ millions, as at October 31		Amortized cost	Fair value
2019	Equity securities designated at FVOCI	$533	$602
	Equity-accounted investments in associates (1)	57	85
		$590	$687
2018	Equity securities designated at FVOCI	$468	$562
	Equity-accounted investments in associate s (1)	63	101
		$531	$663
(1)	Excludes our equity-accounted joint ventures. See Note 25 to the consolidated financial statements for further details.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at October 31		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2019	Cash and deposits with banks	$17,359	$–	$17,359	$784	$16,575
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	85,881	86,205	172,086	100,203	71,883
	Other debt securities	4,928	3,139	8,067	1,838	6,229
	Equities	26,441	15,766	42,207	23,623	18,584
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,378	876	42,254	11,627	30,627
	Other liquid assets (2)	11,196	463	11,659	6,864	4,795
		$187,183	$106,449	$293,632	$144,939	$148,693
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915

(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select ABS and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at October 31, 2019	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$3,840	$–	$–	$–	$–	$–	$–	$–	$–	$3,840
Interest-bearing deposits with banks	13,519	–	–	–	–	–	–	–	–	13,519
Securities	5,316	3,800	3,228	2,554	2,578	9,669	41,252	25,768	27,145	121,310
Cash collateral on securities borrowed	3,664	–	–	–	–	–	–	–	–	3,664
Securities purchased under resale agreements	31,179	18,164	5,874	464	430	–	–	–	–	56,111
Loans
Residential mortgages	2,457	4,652	10,505	15,312	13,379	46,194	106,660	9,106	387	208,652
Personal	774	562	983	992	879	208	2,610	2,999	33,644	43,651
Credit card	268	536	804	804	804	3,214	6,325	–	–	12,755
Business and government	14,731	4,844	4,829	5,407	4,300	16,600	40,627	14,103	20,357	125,798
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,915)	(1,915)
Derivative instruments	2,883	3,588	1,475	943	744	2,598	3,757	7,907	–	23,895
Customers’ liability under acceptances	8,242	880	42	2	1	–	–	–	–	9,167
Other assets	–	–	–	–	–	–	–	–	31,157	31,157
	$86,873	$37,026	$27,740	$26,478	$23,115	$78,483	$201,231	$59,883	$110,775	$651,604
October 31, 2018	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
Liabilities
Deposits (1)	$19,732	$27,662	$43,422	$30,962	$25,002	$28,356	$49,713	$11,800	$249,063	$485,712
Obligations related to securities sold short	15,635	–	–	–	–	–	–	–	–	15,635
Cash collateral on securities lent	1,822	–	–	–	–	–	–	–	–	1,822
Obligations related to securities sold under repurchase agreements	39,746	11,207	460	242	146	–	–	–	–	51,801
Derivative instruments	3,605	3,790	683	1,828	929	3,287	4,694	6,297	–	25,113
Acceptances	8,263	880	42	2	1	–	–	–	–	9,188
Other liabilities	–	–	–	–	–	–	–	–	19,069	19,069
Subordinated indebtedness	–	–	–	–	–	–	–	4,684	–	4,684
Equity	–	–	–	–	–	–	–	–	38,580	38,580
	$88,803	$43,539	$44,607	$33,034	$26,078	$31,643	$54,407	$22,781	$306,712	$651,604
October 31, 2018	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
(1)
Comprises $178.1 billion (2018: $163.9 billion) of personal deposits; $296.4 billion (2018: $282.7 billion) of business and government deposits and secured borrowings; and $11.2 billion (2018: $14.4 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of off-balance
sheet credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at October 31, 2019	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$36,233	$4,564	$3,423	$–	$–	$–	$–	$–	$–	$44,220
Unutilized credit commitments	1,055	5,844	2,645	4,047	3,191	13,963	49,350	2,867	158,076	241,038
Backstop liquidity facilities	–	8,685	1,089	587	464	32	–	13	–	10,870
Standby and performance letters of credit	1,812	2,491	1,876	3,421	2,148	789	853	99	–	13,489
Documentary and commercial letters of credit	76	85	26	8	22	–	7	–	–	224
Other commitments to extend credit	2,937	–	–	–	–	–	–	–	–	2,937
	$42,113	$21,669	$9,059	$8,063	$5,825	$14,784	$50,210	$2,979	$158,076	$312,778
October 31, 2018 (3)	$43,191	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,395
(1)	Includes $122.0 billion (2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.8 billion (2018: $2.7 billion) for cash because it is reported on the consolidated balance sheet.
(3)	Certain prior period amounts have been revised from those previously presented.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at October 31, 2019	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Operating leases (1)	$42	$84	$127	$127	$130	$529	$1,255	$3,253	$5,547
Purchase obligations (2)	102	214	223	189	161	451	619	89	2,048
Pension contributions (3)	17	33	49	49	49	–	–	–	197
Underwriting commitments	60	–	–	–	–	–	–	–	60
Investment commitments	1	4	–	–	4	1	8	240	258
	$222	$335	$399	$365	$344	$981	$1,882	$3,582	$8,110
October 31, 2018	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
(1)	Includes rental payments, related taxes and estimated operating expenses.
(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.